SHARE BASED COMPENSATION (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation [Line Items]
Number of Options, Outstanding	380	380
Number of Options, Outstanding	380	380	380
Number of Options, Exercisable	380
Weighted Average Exercise Price, Outstanding	$ 14,454.86	$ 14,454.86	$ 14,454.86
Weighted Average Exercise Price, Outstanding	$ 14,454.86	$ 14,454.86
Weighted Average Exercise Price, Exercisable	$ 14,454.86
Weighted Average Fair Value, Outstanding	$ 0		$ 3,131.41
Weighted Average Fair Value, Outstanding	$ 0	$ 0
Weighted Average Fair Value, Exercisable	$ 0
Weighted Average Vesting Period, Outstanding (Years)	3 years	3 years	3 years	[1]
Weighted Average Vesting Period, Exercisable (Years)	0 years

[1]	(1) In 2008, the Company granted 56 share options to purchase common shares subject to a vesting period of three annual equal installments. On October 13, 2009, all these shares were vested due to the recapitalization.